Share-based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 30, 2009 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Apr. 30, 2023 shares	Dec. 31, 2021 shares	Oct. 31, 2019 shares	Apr. 30, 2018 shares	Feb. 03, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options outstanding number		2,856,000		3,806,000	3,806,000	4,561,000	4,561,000	2,856,000		4,905,000
Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options non vested number		536,000		371,000	371,000			536,000
Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares			$ 0	$ 4.94		$ 8.53
Fair value of options vested		¥ 45,835	$ 6,279		¥ 58,380		¥ 58,648
2015 Share Incentive Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance												10,222,222	8,000,000
Additional number of shares reserved for future issuance												2,222,222
2015 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		¥ 9,153						$ 1,254
Weighted average remaining vesting period		1 year 7 months 6 days	1 year 7 months 6 days
2015 Share Incentive Plan [Member] | Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		¥ 9,934						$ 1,361
Weighted average remaining vesting period		1 year 2 months 23 days	1 year 2 months 23 days
2023 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options outstanding number		0						0
2023 Share Incentive Plan [Member] | Maximum [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance									5,668,625
2023 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options non vested number		0						0
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥		¥ 418			¥ 416		¥ 1,499
NetEase [Member] | 2009 RSU Plan [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance	323,694,050
Share based compensation by share based award term	10 years
NetEase [Member] | 2019 RSU Plan [Member] | Maximum [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance											322,458,300